Goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of reconciliation of changes in goodwill

2023	£’000
Cost
At 1 July 2022	145,916
Acquired through business combinations	102,451
Effect of foreign exchange translations	(7,549)
At 30 June 2023	240,818

2022
Cost
At 1 July 2021	126,142
Acquired through business combinations	12,780
Effect of foreign exchange translations	6,994
At 30 June 2022	145,916

Net book value
At 30 June 2023	240,818
At 30 June 2022	145,916

Schedule of goodwill impairment testing assumptions
The key assumptions used in the assessments for the years ended 30 June 2023, 2022 and 2021 are as follows:

	2023	2022	2021
Revenue growth rate	25%	25%	20%
Discount rate	14.9%	13.5%	9.3%
Terminal growth rate	1.5%	1.5%	1.5%